Vanguard® Target Retirement Income Fund
Schedule of Investments (unaudited)
As of June 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Investment Companies (99.1%)
U.S. Stock Fund (17.6%)
	Vanguard Total Stock Market Index Fund Investor Shares	27,401,817	2,972,001
International Stock Fund (11.9%)
	Vanguard Total International Stock Index Fund Investor Shares	95,077,011	2,003,273
U.S. Bond Funds (53.6%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	557,808,830	6,225,146
	Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	108,989,785	2,833,734
			9,058,880
International Bond Funds (16.0%)
	Vanguard Total International Bond Index Fund Investor Shares	235,461,754	2,686,619
[1]	Vanguard Total International Bond II Index Fund Investor Shares	1,545,113	15,482
			2,702,101
Total Investment Companies (Cost $12,812,798)			16,736,255
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[1]	Vanguard Market Liquidity Fund, 0.056% (Cost $152,716)	1,527,262	152,726
Total Investments (100.0%) (Cost $12,965,514)			16,888,981
Other Assets and Liabilities—Net (0.0%)			4,449
Net Assets (100%)			16,893,430
Cost is in $000.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	September 2021	530	70,225	265
E-mini S&P 500 Index	September 2021	400	85,772	1,039
				1,304

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
B. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.

D.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	224,508	NA1	NA1	—	—	113	—	152,726
Vanguard Short-Term Inflation-Protected Securities Index Fund	2,953,727	113,418	302,831	6,829	62,591	49,186	—	2,833,734
Vanguard Total Bond Market II Index Fund	6,486,928	441,433	476,823	(17,831)	(208,561)	88,261	60,607	6,225,146
Vanguard Total International Bond Index Fund	2,736,237	152,814	147,323	(3,363)	(51,746)	17,811	4,352	2,686,619
Vanguard Total International Bond II Index Fund	—	15,451	—	—	31	11	—	15,482
Vanguard Total International Stock Index Fund	2,107,062	42,029	655,660	141,508	368,334	42,029	—	2,003,273
Vanguard Total Stock Market Index Fund	3,053,704	128,240	1,066,238	681,570	174,725	29,578	—	2,972,001
Total	17,562,166	893,385	2,648,875	808,713	345,374	226,989	64,959	16,888,981
1	Not applicable—purchases and sales are for temporary cash investment purposes.